Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	6 Months Ended
Jun. 30, 2015
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

	Total Quarterly Distribution Total Amount		Marginal Percentage Interest in Distributions
			Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution		$0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $ up to $	0.4744 0.5156	85.0%	2.0%	13.0%
Third Target Distribution	above $ up to $	0.5156 0.6188	75.0%	2.0%	23.0%
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Three Month Period Ended June 30, 2015	Six Month Period Ended June 30, 2015

Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$5,394	$11,706
Earnings attributable to:
Common unit holders	$2,435	$5,528
Subordinated unit holders Series A	$415	$415
Subordinated unit holders	$2,435	$5,528
Weighted average units outstanding (basic and diluted)
Common unit holders	9,342,692	9,342,692
Subordinated unit holders Series A	227,560	114,409
Subordinated unit holders	9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$0.26	$0.59
Subordinated unit holders Series A	$1.82	$3.63
Subordinated unit holders	$0.26	$0.59
Earnings per unit -distributed (basic and diluted):
Common unit holders	$0.41	$0.83
Subordinated unit holders Series A	$2.89	$5.74
Subordinated unit holders	$0.41	$0.83
(Losses) per unit -undistributed (basic and diluted):
Common unit holders	$(0.15)	$(0.24)
Subordinated unit holders Series A	$(1.06)	$(2.11)
Subordinated unit holders	$(0.15)	$(0.24)